Variable Interest Entity (VIE) (Assets and Liabilities in Statutory Accounts of VIEs) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Investment in Finance Lease	$ 0.0	$ 172.6
Amount due from related party	4.7	34.8
Current portion of long-term debt	210.4	210.2
Amount due to related party	39.8	17.0
Total current liabilities	494.6	513.3
Long-term interest bearing debt	1,903.5	2,188.2
Non-current related party liability	321.0	308.4
Derivative instruments - payable	2,113.9	2,398.4
Total non-current liabilities	2,341.8	2,676.1
Accumulated Other Comprehensive loss	(23.7)	(58.6)
Accumulated deficit	(484.9)	(390.1)
Total equity	418.7	461.6	$ 857.5	$ 838.1
Total liabilities and shareholders’ equity	3,255.1	3,651.0
SFL West Linus Ltd
Variable Interest Entity [Line Items]
Investment in Finance Lease	530.4	574.5
Amount due from related party	0.2	0.0
Total assets	530.6	574.5
Current portion of long-term debt	51.4	51.5
Amount due to related party	23.2	0.0
Total current liabilities	74.6	51.5
Long-term interest bearing debt	302.3	399.7
Non-current related party liability	125.0	110.7
Derivative instruments - payable	2.3	2.5
Total non-current liabilities	429.6	512.9
Accumulated Other Comprehensive loss	(2.1)	(2.3)
Accumulated deficit	28.5	12.4
Total equity	26.4	10.1
Total liabilities and shareholders’ equity	530.6	574.5
Book value of the unit in the Company’s consolidated accounts	$ 559.1	$ 581.0